EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF EXPENSES BY NATURE

Research and development costs can be analysed as follows:

	2024	2023	2022

Wages and benefits	$4,388,075	$4,298,207	$4,267,937
Subcontract fees	2,134,948	1,864,122	2,946,729
Stock-based compensation	2,091,583	1,539,235	2,054,187
Supplies	2,720,035	2,376,366	1,477,890

	$11,334,641	$10,077,930	$10,746,743

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$3,377,786	$2,662,209	$2,382,417
Wages and benefits	2,975,488	2,649,770	2,648,862
Professional fees	1,936,592	1,744,771	1,173,743
General expenses	1,798,643	1,681,899	1,860,762
Depreciation and amortization	2,020,195	1,922,140	1,293,158
Finance advisory fees	6,501,799	-	-
Rent and facility costs	160,918	134,366	157,329

	$18,771,421	$10,795,155	$9,516,271